19. LOANS AND FINANCING (Tables)	12 Months Ended
Dec. 31, 2017
Loans And Financing Tables
Schedule of loans and financing

	Charges (p.a.)	Weighted average interest rate (p.a.)	WAMT (1)	Current	Non-current	12.31.17	Captured	Business combination (2)	Amortization	Interest paid	Interest accrued	Exchange rate variation	Price index update	Current	Non-current	12.31.16
Local currency

Working capital	7.79% (8.90% on 12.31.16)	7.79% (8.90% on 12.31.16)	0.8	1,631.5	923.9	2,555.4	3,579.4	-	(2,401.0)	(162.2)	213.0	-	-	1,326.1	-	1,326.1

Certificate of agribusiness receivables	96.51% of CDI / IPCA + 5,90% (96.50% of CDI / IPCA + 5,90% on 12.31.16)	7.41% (13.43% on 12.31.16)	2.4	1,097.9	2,473.8	3,571.7	780.0	-	(779.2)	(393.8)	334.6	-	-	168.1	3,462.0	3,630.1

Development bank credit lines	Fixed rate / Selic / TJLP + 1.48% (Fixed rate / Selic / TJLP + 0.75% on 12.31.16)	6.78% (7.93% on 12.31.16)	1.7	313.3	256.8	570.1	62.4	-	(403.8)	(37.3)	47.4	0.2	20.1	381.3	499.7	881.0

Bonds	7.75% (7.75% on 12.31.16)	7.75% (7.75% on 12.31.16)	0.4	503.8	-	503.8	-	-	-	(38.8)	46.4	-	(6.8)	4.1	498.8	502.9

Export credit facility	100.35% of CDI (13.68% on 12.31.16)	6.91% (13.68% on 12.31.16)	1.2	39.2	1,850.0	1,889.2	-	-	-	(214.3)	181.2	-	-	72.3	1,850.0	1,922.3

Special program asset restructuring	Fixed rate / IGPM + 4.90% (Fixed rate / IGPM + 4.90% on 12.31.16)	4.36% (12.09% on 12.31.16)	2.2	3.5	245.8	249.4	-	-	-	(8.1)	9.7	(1.7)	(2.2)	3.5	248.0	251.6

Other secured debts	(8.50% on 12.31.16)	(8.50% on 12.31.16)	-	-	-	-	-	-	(129.9)	(8.9)	9.2	-	-	32.3	97.3	129.6

Fiscal incentives	2.40% (2.40% on 12.31.16)	2.40% (2.40% on 12.31.16)	0.5	3.6	-	3.6	34.4	-	(30.9)	(0.2)	0.2	-	-	0.1	-	0.1

				3,592.8	5,750.3	9,343.0	4,456.3	-	(3,744.7)	(863.5)	841.7	(1.5)	11.1	1,987.9	6,655.7	8,643.7

Foreign currency

Bonds	4.08% (4.71% on 12.31.16) + e.r. US$, EUR and ARS	4.08% (4.71% on 12.31.16) + e.r. US$, EUR and ARS	6.0	105.1	8,424.8	8,529.9	77.1	-	(396.0)	(382.0)	410.4	326.7	-	489.2	8,004.4	8,493.6

Export credit facility	LIBOR + 1.85% (LIBOR + 2.71% on 12.31.16) + e.r. US$	3.35% (3.85% on 12.31.16) + e.r. US$	2.2	953.5	1,197.2	2,150.7	3,576.0	-	(2,981.2)	(98.5)	105.5	238.3	-	312.2	998.4	1,310.6

Advances for foreign exchange rate contracts	(2.39% on 12.31.16) + e.r. US$	(2.39% on 12.31.16) + e.r. US$	-	-	-	-	4.1	-	(203.4)	(4.7)	0.3	(9.1)	-	212.8	-	212.9

Development bank credit lines	UMBNDES + 1.73% (UMBNDES + 2.10% on 12.31.16) + e.r. US$ and other currencies	6.22% (6.24% on 12.31.16) + e.r. US$ and other currencies	1.0	2.6	1.0	3.6	-	-	(5.9)	(0.4)	1.2	(0.3)	-	5.9	3.0	8.9

Working capital	23.10% (14.28% on 12.31.16) + e.r. ARS / + e.r US$	23.10% (14.28% on 12.31.16) + e.r. ARS / + e.r US$	1.5	128.2	39.7	167.9	1,584.8	-	(1,629.4)	(19.8)	59.2	(119.7)	-	236.9	55.8	292.7

Working capital	15.95% + e.r TRY	15.95% + e.r TRY	0.1	249.2	-	249.2	-	389.2	(40.6)	-	5.1	(104.3)	-	-	-	-

				1,438.6	9,662.8	11,101.3	5,242.1	389.2	(5,256.5)	(505.5)	581.8	331.5	-	1,257.1	9,061.6	10,318.7
				5,031.4	15,413.0	20,444.4	9,698.4	389.2	(9,001.2)	(1,369.0)	1,423.5	330.1	11.1	3,245.0	15,717.4	18,962.4

(1)	Weighted average maturity in years.
(2)	Balance arising from business combination with Banvit (note 6.1.3).

The maturity schedule of the loans and financing balances is as follows:

12.31.17
2018	5,031.4
2019	3,983.9
2020	1,684.7
2021	125.4
2022	3,106.2
2023 onwards	6,512.8
20,444.4

Schedule of guarantees

	12.31.17	12.31.16
Total of loans and financing	20,444.4	18,962.4
Mortgage guarantees	577.2	1,019.6
Related to FINEM-BNDES	462.8	771.3
Related to FNE-BNB	-	129.6
Related to tax incentives and other	114.4	118.7

Schedule of commitments for purchases of goods and services

The Company enters into other agreements, such as electricity, packaging supplies and manufacturing activities. The amounts of the agreements at the date of these financial statements are set forth below:

12.31.17
2018	4,862.1
2019	922.9
2020	346.9
2021	208.7
2022	100.8
2023 onwards	123.0
6,564.4